Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit for the year	$ 226,882	$ 205,873	$ 166,158
Items that are or may be reclassified subsequently to the consolidated statement of profit or loss:
Change in fair value of financial instruments, net of hedging	5,755	(7,597)	286
Reclassification of gains on financial instruments to the consolidated statement of profit or loss	(4,229)	1,114	(949)
Other comprehensive income	1,526	(6,483)	(663)
Total comprehensive income for the year	$ 228,408	$ 199,390	$ 165,495